Provisions- Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Less: current portion	$ (5.1)	$ (14.5)
Non-current portion	308.3	285.1
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	279.6	347.4
Capitalized in property, plant and equipment	8.7	(21.4)
Changes in asset retirement obligations at closed mines	8.0	(13.4)
Impairment reversal	0.0	(35.8)
Accretion expense	5.3	5.7
Disbursements	(14.1)	(2.9)
Other	0.1	0.0
Balance, end of the year	287.6	279.6
Less: current portion	(5.1)	(14.5)
Non-current portion	$ 282.5	$ 265.1